SHARE-BASED COMPENSATION AND OTHER PLANS (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Time-vested RSUs
Change in number of shares
Unvested at the beginning of the period (in shares)	117,664
Granted (in shares)	1,502,238
Vested (in shares)	(1,410,100)
Forfeited (in shares)	(18,128)
Unvested at the end of the period (in shares)	191,674
Change in Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 171.21
Granted (in dollars per share)	$ 24.36
Vested (in dollars per share)	$ 29.13
Forfeited (in dollars per share)	$ 377.94
Unvested at the end of the period (in dollars per share)	$ 45.95
2002 Plan
Change in number of shares
Unvested at the beginning of the period (in shares)	43,064
Vested (in shares)	(2,193)
Forfeited (in shares)	(1,913)
Unvested at the end of the period (in shares)	38,958
Change in Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 1,016.42
Vested (in dollars per share)	$ 313.33
Forfeited (in dollars per share)	$ 1,003.73
Unvested at the end of the period (in dollars per share)	$ 1,043.08
Total AIG Plan
Change in number of shares
Unvested at the beginning of the period (in shares)	160,728
Granted (in shares)	1,502,238
Vested (in shares)	(1,412,293)
Forfeited (in shares)	(20,041)
Unvested at the end of the period (in shares)	230,632
Change in Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 397.67
Granted (in dollars per share)	$ 24.36
Vested (in dollars per share)	$ 29.58
Forfeited (in dollars per share)	$ 437.68
Unvested at the end of the period (in dollars per share)	$ 214.39
Total unrecognized compensation cost (net of expected forfeitures) and the weighted-average periods over which those costs are expected to be recognized
Unrecognized Compensation Cost	$ 1
Weighted-Average Period (in years)	1
SICO Plans
Change in number of shares
Unvested at the beginning of the period (in shares)	238,613
Vested (in shares)	(17,945)
Forfeited (in shares)	(24,761)
Unvested at the end of the period (in shares)	195,907
Change in Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 1,215.16
Vested (in dollars per share)	$ (1,112.87)
Forfeited (in dollars per share)	$ (1,229.84)
Unvested at the end of the period (in dollars per share)	$ 1,209.45
Total unrecognized compensation cost (net of expected forfeitures) and the weighted-average periods over which those costs are expected to be recognized
Unrecognized Compensation Cost	$ 71
Weighted-Average Period (in years)	5.41
Expected Period (in years)	28